KraneShares Bosera MSCI China A Share ETF
KraneShares Bosera MSCI China A Share ETF
Investment Objective

The KraneShares Bosera MSCI China A Share ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of a specific foreign equity securities benchmark. The Fund's current benchmark is the MSCI China A Index (the “Underlying Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. This table does not include the brokerage commissions that you may pay when purchasing or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	KraneShares Bosera MSCI China A Share ETF
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		KraneShares Bosera MSCI China A Share ETF
Management Fees	[1]	1.10%
Distribution and/or Service (12b-1) Fees	[1][2]	none
Other Expenses	[1][3]	none
Total Annual Fund Operating Expenses	[1]	1.10%
Fee Waiver	[1][4]	0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.85%
[1]	The expense information in the table has been restated to reflect the addition of a contractual fee waiver for the Fund.
[2]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	Effective July 10, 2014, pursuant to the terms of an Expense Limitation Agreement, Krane has contractually agreed to reduce its management fee to the extent necessary to keep the Fund's total annual operating expenses after fee waivers (except interest expense, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions, derivative counterparty fees, and other expenses connected with the execution of portfolio transactions, expenses of the Independent Trustees (including any Trustees' counsel fees), extraordinary expenses, distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ('1940 Act'), if any (collectively, 'Excluded Expenses')) from exceeding 0.85% of the Fund's average daily net assets until July 31, 2015. The Fund's expenses may be higher than 0.85% during the term of the Expense Limitation Agreement if the Fund incurs Excluded Expenses. The Expense Limitation Agreement may be terminated by the Board upon sixty (60) days' written notice to Krane.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses each period) remain the same. The Example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, With Redemption (USD $)	Expense Example, 1 Year	Expense Example, 3 Years
KraneShares Bosera MSCI China A Share ETF	87	325

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. For the fiscal period March 4, 2014 to March 31, 2014, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In order to seek to track the Underlying Index, under normal circumstances, the Fund will invest at least 80% of its total assets in securities of the Underlying Index and depositary receipts, including American Depositary Receipts (“ADRs”) representing such securities.

The Underlying Index is a free-float adjusted market capitalization weighted index that is designed to track the equity market performance of large-cap and mid-cap Chinese securities (“A Shares”). The Underlying Index aims to capture approximately 85% of the free float market capitalization of the investible domestic Chinese equity universe. Free-float market capitalization is calculated by multiplying a security's price by the number of shares available in the market, rather than the total number of shares outstanding. As of June 30, 2014, the Underlying Index included approximately 441 securities of companies with a market capitalization range of US$349.19 million to US$22,759.55 billion and an average market capitalization of US$1,800.40 billion. These amounts are subject to change. A Shares are equity securities issued by companies incorporated in mainland China and are traded in renminbi (“RMB”) on the Shenzhen or Shanghai Stock Exchanges. Subject to minor exceptions, under current regulations in the People's Republic of China (“China” or the “PRC”), foreign investors can invest in A Shares only through certain foreign institutional investors that have obtained a license and quota from the Chinese regulators. Bosera Asset Management (International) Co., Ltd. (“Bosera”), the Fund's Co-Adviser, has received a license as a Renminbi Qualified Foreign Institutional Investor (“RQFII”) from the China Securities Regulatory Commission (“CSRC”) and has received an initial A Shares quota by China's State Administration of Foreign Exchange (“SAFE”) for use by the investment products it manages, including the Fund. Bosera may also obtain a license on behalf of the Fund as a Qualified Foreign Institutional Investor (“QFII”). Bosera, on behalf of the investment products it manages, may invest RMB in A Shares and other permitted China securities listed on the Shanghai and Shenzhen Stock Exchanges up to the relevant A Share quota(s).

In managing the Fund, Bosera uses a “passive” investment strategy--meaning that Bosera does not attempt to select securities based on their individual potential to outperform the Underlying Index or the market. In seeking to track the performance of the Underlying Index, Bosera intends to employ a replication strategy on behalf of the Fund, which means that the Fund will typically invest in substantially all of the components of the Underlying Index in approximately the same weights as they appear in the Underlying Index. Bosera performs this function at its discretion, subject to the investment strategy and restrictions of the Fund and oversight by Krane Funds Advisors, LLC (“Krane”) and the Board of Trustees. The Fund's securities are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund may invest up to 20% of its assets in investments that are not included in the Underlying Index, but which Krane and/or Bosera believes will help the Fund track the Underlying Index. These investments include B shares of companies whose A Shares are in the Underlying Index, B shares of other companies listed on the Shanghai or Shenzhen Stock Exchanges, H shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange, shares of Red Chip companies with controlling Chinese shareholders that are incorporated outside of mainland China and listed on the Hong Kong Stock Exchange, shares of China-related companies listed on the Hong Kong Stock Exchange, depository receipts representing securities not in the Underlying Index, derivative instruments, including swaps and futures contracts, including index futures, investment company securities, including exchange-traded funds (“ETFs”), and cash or cash equivalents, including money market funds.

To the extent the Underlying Index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. As of June 30, 2014, the Underlying Index was concentrated in the financial services sector and had significant exposure to the industrials and consumer discretionary sectors. The Underlying Index is provided by MSCI, Inc., a U.S. (Delaware) corporation.

Principal Risks

As with all ETFs, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition to these risks, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

China Risk. The Fund's investments are concentrated in China, and therefore the Fund will be susceptible to adverse market, political, regulatory, and geographic events affecting China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. In addition, the Chinese economy is export-driven and highly reliant on trade. A downturn in the economies of China's primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund's investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy, and may introduce new laws and regulations that have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized. Accordingly, an investment in the Fund involves a risk of total loss. In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are characterized by relatively frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These risks may be more pronounced for the A Share market than for Chinese securities markets generally because the A Share market is subject to greater government restrictions and control, including the risk of nationalization or expropriation of private assets which could result in a total loss of an investment in the Fund. However, the risks associated with investing in China apply whether the Fund invests in A Shares, B shares, H shares, Red Chips, or shares of China-related companies listed on the Hong Kong Stock Exchange, or if the Fund obtains exposure to China through depositary receipts or derivative instruments designed to obtain exposure to Chinese companies.

Specific Risks of Investing in the A-Shares Market

An RQFII or QFII license and A Share quota are required to invest in A Shares. The ability of the Fund to achieve its investment objective by tracking the performance of the Underlying Index is dependent on the continuous availability of A Shares and Bosera's ability to maintain a continuous supply of A Shares quota and willingness to allocate sufficient portions of that quota for the Fund's use. If the QFII/RQFII A Share quota is not used within a limited time period, it may be lost or reduced. The QFII and RQFII programs are an exception to Chinese laws, which generally restrict foreign investment in A Shares. The RQII rules were only recently announced and are novel. Chinese regulators may alter or eliminate the programs at any time. Should the A Share quota be or become inadequate to meet the investment needs of the Fund or if Bosera is unable to maintain its RQFII or QFII status or fails to allocate sufficient quota for the Fund's use, the Fund is expected to be adversely affected. In addition, the A Share quota may be reduced or revoked by the Chinese regulators if, among other things, Bosera fails to observe SAFE and other applicable Chinese regulations, which could lead to other adverse consequences, including the requirement that the Fund dispose of its A Shares holdings at an inopportune time.

If the Fund is unable to obtain sufficient exposure to the performance of the Underlying Index due to the limited availability of A Share quota, the Fund could seek exposure to the component securities of the Underlying Index by investing in depositary receipts, H shares or B shares of the component securities. The Fund may also use derivatives or invest in ETFs that provide comparable exposures. If necessary, the Fund may suspend the sale of shares in Creation Units until Krane and Bosera determine that the requisite exposure to the component securities of the Underlying Index is obtainable. During the period that creations are suspended, Fund shares may trade at a significant premium or discount to net asset value (the “NAV”). Alternatively, the Fund may change its investment objective and another index of Chinese-related stocks. In extreme circumstances beyond the control of the Fund, the Fund may incur significant losses due to limited investment capabilities, including based on investment restrictions on RQFIIs and QFIIs (if a QFII license is obtained), illiquidity of the Chinese securities markets, or delay or disruption in execution or settlement of trades.

A Shares may be subject to more frequent and/or extended trading halts than other exchange-traded securities.

Custody Risks. In accordance with Chinese regulations and the terms of the RQFII or QFII license, A Shares are held in the joint names of the Fund and Bosera. While Bosera may not use such an account for any purpose other than for maintaining the Fund's assets, the Fund's assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. There is a risk that creditors of Bosera may assert that the securities are owned by Bosera and that regulatory actions taken against Bosera by PRC government authorities may affect the Fund.

Tax Risk. Although Chinese law provides for a 10% withholding tax (“WHT”) on capital gains realized by non-residents, significant uncertainties surround the implementation of this law, particularly with respect to trading of PRC securities by QFIIs and RQFIIs. In light of this uncertainty and in order to meet this potential WHT liability for capital gains, Krane reserves the right to establish a reserve for any WHT on such gains that may be assessed by the Chinese tax authorities. If the Fund establishes such a reserve but is not ultimately subject to the WHT, shareholders who redeemed or sold their shares while the reserve was in place will have effectively borne the burden of the WHT but will not benefit from the release of the reserve. The amount of any such provision will be disclosed in the Fund's annual and semi-annual reports to investors. Investors should note that such provision may be excessive or inadequate to meet actual WHT liabilities (which could include interest and penalties) on the Fund's investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities. In addition, Krane intends to make relevant provision on dividends from A Shares and interest (if any) if tax is not withheld at the source at the time such income is received.

Currency, Capital Controls and Currency Conversion Risk. Economic conditions and political events may lead to foreign government intervention and the imposition of additional or renewed capital controls, which may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, and limit the Fund's ability to pay redemptions, and cause the Fund to decline in value. Although the RMB is not presently freely convertible, rather it is subject to the approval of SAFE and other relevant authorities, repatriations by RQFIIs are permitted daily and Chinese authorities have indicated their plans to move to a fully freely convertible RMB. There is no assurance, however, that repatriation restrictions will not be (re-)imposed in the future. Because the Fund's NAV is determined on the basis of U.S. dollars, the Fund may lose value if the RMB depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

The Fund may also be subject to delays in converting or transferring U.S. dollars to RMB for the purpose of purchasing A Shares. This may hinder the Fund's performance, including because any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

Depositary Receipt Risk. The Fund may hold the securities of Chinese and other non-U.S. companies in the form of depositary receipts, including ADRs. The underlying securities of the depositary receipts in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading, which will affect the value of the depositary receipts. Like direct investments in foreign securities, investments in depositary receipts involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk, Including the Risk of Investments in Swaps and Futures. The Fund may invest in swaps or index futures in seeking to track the performance of the Underlying Index. Investments in such derivatives linked to the performance of A Shares are subject to general risks associated with A Shares and the Chinese regulatory system. Because a swap is an obligation of the counterparty rather than a direct investment in A Shares, the Fund may suffer losses potentially equal to, or greater than, the full value of the swap if the counterparty fails to perform its obligations under the swap. Counterparty risks are compounded by the fact that there are only a limited number of firms that are able to obtain A Share quota and, therefore, willing to be counterparties to swaps based on A Shares. Investments in futures or swaps may expose the Fund to leverage, which may cause the Fund to be more volatile than if it had not been leveraged.

Emerging Markets Risk. The Fund's investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets.

Equity Securities Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

ETF Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could avoid by making redemptions in kind. As a result, the Fund may pay out higher annual capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

Foreign Securities Risk. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about non-U.S issuers. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Income from securities of non-U.S. issuers, including, in the case of Chinese issuers, gain on the sale of such securities, may be subject to foreign taxes. Even if the Fund qualifies to pass these taxes through to shareholders, your ability to claim a credit for such taxes may be limited, particularly in the case of taxes on capital gains.

Industry Concentration Risk. To the extent that the Fund's investments are concentrated in a particular industry (because the Underlying Index is concentrated in such industry), the Fund will be susceptible to loss due to adverse occurrences affecting that industry to a greater extent than if the Fund's assets were invested in a wider variety of industries.

Financial Services Sector Risk. The Underlying Index, and thus the Fund, may be concentrated in the financial services sector. Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Investment in Investment Companies Risk. The Fund may invest in shares of other investment companies, including ETFs. As a result, the Fund will indirectly be exposed to the risks of investments by such funds. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of small and mid-sized companies.

Management Risk. Because the Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that Bosera's security selection process may not produce the intended results.

Market Risk. The values of securities in the Underlying Index could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates or the tapering of quantitative easing measures aimed at stimulating the U.S. economy, could cause increased volatility in global financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Mid-Capitalization Risk. Investing in the securities of medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. Since medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

New Adviser Risk. Bosera is a newly registered investment adviser and has not previously advised a registered investment company.

Passive Investment Risk. The Fund is not actively managed and therefore may not sell a security due to current or projected underperformance of the security, industry or sector. The Fund's use of a replication strategy may cause it to have higher portfolio turnover, custody and brokerage expenses than it would if it employed representative sampling to seek to track the Underlying Index.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares.

Shares of the Fund May Trade at Prices Other Than NAV. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy income, asset diversification and distribution requirements each year. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tracking Error Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the Underlying Index.

Trading Risk. Secondary market trading in Fund shares may be halted by the NYSE Arca, Inc. (the “Exchange”) because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund's shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Performance Information

The Fund commenced operations on March 4, 2014 and therefore has not yet completed a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the variability of the Fund's return to a broad measure of market performance. Once available, the Fund's current performance information will be available at www.kraneshares.com. Past performance does not necessarily indicate how the Fund will perform in the future.